Summary of Significant Accounting Policies (Policies)	3 Months Ended
Apr. 30, 2013
Summary of Significant Accounting Policies
Basis of Presentation and Consolidation

  (a) Basis of Presentation and Consolidation

        The accompanying consolidated financial statements include the accounts of us and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Initial Public Offering

  (b) Initial Public Offering

        On April 17, 2013, we closed our initial public offering (IPO) of 6,900,000 shares of common stock, including 900,000 shares sold pursuant to the underwriters' option to purchase additional shares. The public offering price of the shares sold in our IPO was $14.00 per share. All outstanding shares of our redeemable convertible preferred stock converted to 14,335,869 shares of common stock and all outstanding preferred stock warrants converted into warrants to purchase common stock at the closing of our IPO. Our shares of common stock are traded on The New York Stock Exchange under the symbol "RALY". We received proceeds from our IPO of $89.8 million, net of underwriting discounts and commissions, but before offering expenses of $2.9 million. Deferred offering expenses at January 31, 2013 of $1.5 million were recorded as other assets. These offering expenses, and additional expenses incurred from February 2013 through the closing of our IPO of approximately $1.4 million, have been reclassified as additional paid-in capital. Approximately $1.2 million of deferred offering costs is in accounts payable as of April 30, 2013.

Reverse Stock Split

  (c) Reverse Stock Split

        On March 27, 2013, our Board of Directors approved a 1-for-2.5 reverse stock split of our then-outstanding common stock and redeemable convertible preferred stock. The reverse stock split became effective upon filing of an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware on April 1, 2013. Upon the effectiveness of the reverse stock split, (i) every two and one-half shares of then-outstanding common stock and redeemable convertible preferred stock were decreased to one share of common stock and redeemable convertible preferred stock, respectively, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased on a 1-for-2.5 basis and (iii) the number of shares of then-outstanding redeemable convertible preferred stock into which each then outstanding warrant to purchase redeemable convertible preferred stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding warrant to purchase then outstanding redeemable convertible preferred stock was proportionately increased on a 1-for-2.5 basis. All of the share numbers, share prices, and exercise prices have been retroactively adjusted to reflect the reverse stock split in the accompanying consolidated financial statements.

Fiscal Year Change

  (d) Fiscal Year Change

        On May 20, 2011, our Board of Directors approved a change in our year-end from December 31 to January 31 so that our financial reporting year-end better aligns with our sales cycle. These financial statements are presented as if our year-end had been January 31 for all periods presented.

Unaudited Interim Financial Information

  (e) Unaudited Interim Financial Information

        The accompanying consolidated balance sheet at April 30, 2013, the consolidated statements of operations, consolidated statements of comprehensive loss, and the consolidated statements of cash flows for the three months ended April 30, 2012 and 2013 and the consolidated statement of common stockholders' equity (deficit) for the three months ended April 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly our financial position at April 30, 2013 and results of operations and cash flows for the three months ended April 30, 2012 and 2013. The consolidated financial data and the other information disclosed in these notes to the consolidated financial statements related to these three-month periods are unaudited. The results of the three months ended April 30, 2013 are not necessarily indicative of the results to be expected for fiscal year-end January 31, 2014 or for any other interim period or other future year.

Use of Estimates

  (f) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The more critical estimates and related assumptions that affect our consolidated financial condition and results of operations are in the areas of revenue recognition; measurement of the fair value of equity instruments; capitalization of software development costs; and income taxes. We have engaged, and may in the future engage, third-party valuation specialists to assist with estimates related to the valuation of our equity instruments. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates.

Segments

  (g) Segments

        Operating segments are defined as components of an enterprise about which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources and assess performance. Our chief operating decision makers are the Chief Executive Officer and Chief Financial Officer. Our Chief Executive and Chief Financial Officers review consolidated operating results to make decisions about allocating resources and assessing performance for the entire company. We view our operations and manage our business as one operating segment.

Cash and Cash Equivalents

  (h) Cash and Cash Equivalents

        We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of investments in a money market mutual fund that invests primarily in short-term United States Treasury Securities, a bank money market account and certificates of deposit. Cash equivalents are carried at cost, which approximates fair value.

Accounts Receivable

  (i) Accounts Receivable

        Trade accounts receivable represent trade receivables from customers when we have invoiced for subscriptions, support, perpetual software licenses or professional services and have not received payment. Receivables are recorded at the invoiced amount and do not bear interest. We maintain an allowance for doubtful accounts for estimated losses inherent in our accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers' financial condition, the amount of receivables in dispute, and the current receivables' aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

        Allowance for doubtful accounts activity and balances are presented below (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Balance at beginning of period	$65	$39	$42	$42	$48
Charges for bad debts	90	11	83	2	13
Write-offs and adjustments	(116)	(8)	(77)	(2)	(2)

Balance at end of period	$39	$42	$48	$42	$59

Property and Equipment

  (j) Property and Equipment

        Property and equipment are recorded at cost. Property and equipment under capital leases are recorded at the present value of minimum lease payments. Property and equipment are depreciated using the straight-line method over the following estimated useful lives:

Asset class	Useful life
Computer equipment	36 months
Office equipment	60 months
Office furniture	60 months
Computer software	36 months to 60 months
Leasehold improvements	The shorter of the estimated useful life or the term of the lease

        Upon retirement or sale, the costs of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in other gain (loss) in the consolidated statements of operations. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Deferred Offering Costs

  (k) Deferred Offering Costs

        Through January 31, 2013 and April 30, 2013, we have incurred approximately $1.5 million and $2.9 million, respectively in costs related to our initial public offering. These costs had been deferred and were recorded as a reduction to the proceeds from the offering at the time of closing. Deferred offering costs are included in other assets in the accompanying consolidated balance sheet as of January 31, 2013.

Impairment of Long-Lived Assets

  (l) Impairment of Long-Lived Assets

        Long-lived assets consist primarily of property and equipment. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, we reduce the carrying amount to the estimated fair value. Fair value is determined through various valuation techniques including discounted cash flow modeling. To date, no such impairment has occurred.

Income Taxes

  (m) Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Our net deferred tax asset has been completely reduced by a valuation allowance as management cannot conclude that realization of the deferred tax asset is assured, on a more-likely than-not basis, at each balance sheet date, due primarily to our history of operating losses.

        We recognize the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurred. All current tax positions are considered more likely than not of being sustained.

Insurance and Self-Insurance Reserves

  (n) Insurance and Self-Insurance Reserves

        Effective January 1, 2013, we use a combination of insurance and self-insurance plans to provide for the potential liabilities for employee medical health care benefits. Claims with dates of service prior to January 1, 2013 are covered and paid by our prior premium-based medical insurance plan. Liabilities associated with the risks that are retained by us are estimated by considering historical claims experience and severity factors. We have individual employee stop-loss as well as overall stop-loss coverage to limit our total exposure. We had insurance liabilities totaling approximately $0.2 million and $0.1 million at January 31, 2013 and April 30, 2013, respectively, included in accrued liabilities in the accompanying consolidated balance sheets.

Deferred Revenue

  (o) Deferred Revenue

        Deferred revenue comprises unrecognized subscription and support, which includes hosting and maintenance, perpetual licenses, and prepaid professional services revenue. With the exception of perpetual licenses, these arrangements are initially recorded as deferred revenue upon the commencement of the subscription, hosting and maintenance period, and revenue is recognized in the consolidated statements of operations ratably over the term of the arrangement. Perpetual licenses are generally recognized upon delivery of the software product to the customer. Prepaid professional services arrangements are recorded initially as deferred revenue and are recognized as the services are performed.

Revenue Recognition

  (p) Revenue Recognition

        We generate revenue primarily from three sources: (1) subscriptions and support; (2) perpetual licenses; and (3) professional services. Subscription and support revenue is primarily comprised of fees that give customers access to our suite of cloud-based solutions, as well as optional hosting and maintenance related to perpetual licenses. Professional services revenue largely encompasses fees related to the instruction of Agile software development methodologies and training related directly to the product.

        Revenue is recognized when all of the following conditions have been met:

  •
  there is persuasive evidence of an arrangement;

  •
  the service has been provided or the product has been delivered;

  •
  the price is fixed or determinable; and

  •
  collection of the fees is sufficiently assured.

        Signed agreements, which may include purchase orders, are used as evidence of an arrangement. In cases where both a signed contract and a purchase order exist, we consider the signed contract to be persuasive evidence of the arrangement. Product delivery occurs when we provide the customer with access to the software via an electronic notification or license key. We assess whether a fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. We assess collectibility of the fee based on a number of factors such as collection history and creditworthiness of the customer. If we determine that collectibility is not sufficiently assured, revenue is deferred until collectibility becomes sufficiently assured, generally upon receipt of cash.

        Subscription and support revenue is recognized ratably over the contract term beginning on the commencement date of each contract.

        When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling prices. Multiple deliverable arrangement accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. This guidance provides that vendor-specific objective evidence (VSOE) of selling price, based on the price at which the item is regularly sold by the vendor on a stand-alone basis, should be used if it exists. We use VSOE to determine the stand-alone selling prices of subscription, hosting, maintenance, and professional services because substantially all separate sales of these deliverables fall within a reasonable range of prices. All unique product offerings are grouped based upon size of customer as a result of our tiered volume pricing. VSOE for professional services is determined regardless of customer size as customer size does not significantly impact the prices charged. We have concluded that all products and services for each single unit of accounting have VSOE, other than perpetual licenses discussed below.

        We monitor compliance with VSOE by using a bell curve approach. Sales of subscription, hosting, maintenance and professional services are analyzed to determine whether 80% of the transactions are within a range of 15% of the median of the transactions for an appropriate group of customers.

        When VSOE exists for all undelivered elements of the contract, perpetual license fee revenue is generally recognized upon delivery of the software product to the customer, provided the other revenue recognition conditions are met. We have established VSOE for all undelivered elements of our perpetual license arrangements. Maintenance revenue consists of fees for providing unspecified software updates on a when and if available basis and technical support for software products. Hosting revenue relates to fees for hosting perpetual license software that the customer has purchased at our third-party data centers. Our perpetual license customers who purchase hosting have the right to take possession of the software at any time. Hosting and maintenance revenue is recognized ratably over the term of the agreement.

        Professional services revenue is accounted for separately from subscription and perpetual license revenue when VSOE exists and, for subscriptions, has stand-alone value to the customer. Professional services are generally provided on a time-and-materials basis. The services that are provided on a time-and-materials basis are recognized as services are provided. However, professional services that do not have stand-alone value to the customer are recognized ratably over the remaining subscription period. We present reimbursements received for out of pocket expenses within professional services revenue. Reimbursements received were approximately $0.5 million, $0.6 million and $0.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.2 million for the three months ended April 30, 2012 and 2013, respectively.

Research and Development

  (q) Research and Development

        Research and development expenses consist primarily of personnel and related expenses for our research and development staff, including salaries, benefits, bonuses and stock-based compensation, certain software licenses and allocated overhead, including depreciation. Research and development costs are expensed as incurred. We develop software, which is sold as a subscription or licensed for a stated term or in perpetuity. Qualifying software development costs are required to be capitalized once technological feasibility of the software has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when we have completed all planning, designing, coding, and testing activities that are necessary to determine that a product can be produced to meet its design specifications, including functions, features, and technical performance requirements. Capitalization of costs ceases when the product is available for general use.

        To date, the period between achieving technological feasibility and the general availability of such software has been short. Consequently, software development costs qualifying for capitalization have been insignificant, and therefore, we have not capitalized any software development costs to date.

Leases

  (r) Leases

        We lease our facilities under operating leases. For leases that contain rent escalation or rent concession provisions, we record the total rent expense during the lease term on a straight-line basis over the term of the lease. We record the difference between the rent paid and the straight-line rent expense as a current liability in other current liabilities and the noncurrent portion in deferred rent expense in the accompanying consolidated balance sheets. Rent expense was $1.5 million, $0.4 million and $1.6 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively.

Advertising

  (s) Advertising

        Advertising costs are expensed as incurred and include search engine fees, banner ads, digital marketing and events. Advertising expense was $1.8 million, $1.4 million and $1.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.4 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively. Advertising costs are recorded in sales and marketing expense within the accompanying consolidated statements of operations.

Commissions

  (t) Commissions

        Commissions are recorded as a component of sales and marketing expense and consist of the variable compensation paid to our sales force. Sales commissions are earned and recorded at the time that a customer has entered into a binding purchase agreement. Commissions paid to sales personnel are recoverable only in the case that we cannot collect the invoiced amounts associated with a sales order. Commission expense was $4.7 million, $5.8 million and $7.9 million for fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $1.7 million and $2.0 million for the three months ended April 30, 2012 and 2013, respectively.

Share-Based Compensation

  (u) Share-Based Compensation

        Share-based compensation to employees and members of our Board of Directors is measured at the grant-date fair values of the respective options to purchase our common stock, and expensed on a straight-line basis over the period in which the holder is required to provide services, which is usually the vesting period. We determine the grant-date fair value of all stock options using the Black-Scholes option pricing model. An estimate of forfeitures is applied when calculating compensation expense. Restricted stock and restricted stock units are measured at intrinsic value at the date of grant and expensed on a straight-line basis over the period in which the holder is required to provide services, which is generally the vesting period.

Preferred Stock Warrant Liability

  (v) Preferred Stock Warrant Liability

        We account for warrants to purchase redeemable convertible preferred stock as a liability. The warrants are recorded at fair value, estimated using the Black-Scholes option pricing model and revalued at each balance sheet date. The change in the fair value of the warrants is recorded as a component of interest expense (note 7).

Foreign Currency Translation

  (w) Foreign Currency Translation

        The functional currency of our foreign subsidiaries is the local currency. We conduct business in the United Kingdom (UK) through a branch of RSDI and in Australia, Canada, Finland, the Netherlands and Singapore through subsidiaries of RSDI. The functional currency of the branch and subsidiaries are the British pound, the Australian dollar, the Euro, the Canadian dollar and Singaporean dollar. All assets and liabilities for the branch and subsidiaries denominated in a foreign currency are translated into U.S. dollars based on the exchange rate on the balance sheet date, and revenue and expenses are translated at the average exchange rates during the period. The effects of foreign exchange gains and losses arising from the translation of assets and liabilities of foreign subsidiaries are included as a component of other comprehensive income (loss).

        We maintain short-term intercompany payables denominated in each subsidiary's functional currency. Gains and losses associated with remeasurement of these payables into U.S. dollars are presented within loss on foreign currency transactions included in the consolidated statements of operations.

Fair Value Measurements

  (x) Fair Value Measurements

        In general, asset and liability fair values are determined using the following inputs:

    Level 1 inputs utilize quoted prices in active markets for identical assets that we have the ability to access at period-end.

    Level 2 inputs include quoted prices for similar assets in active markets and inputs other than quoted prices that are observable for the asset, either directly or indirectly.

    Level 3 inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period-end. Pricing inputs are unobservable for the terms and are based on our own assumptions about the assumptions that a market participant would use.

        We believe that the carrying amounts of our financial instruments, including cash equivalents, approximate their fair value due to the short-term maturities of these instruments. The carrying amount of cash equivalents, which consists of a bank money market account and certificates of deposits, was $1.3 million and $15.1 million as of January 31, 2012 and 2013, respectively and the carrying amount of cash equivalents, which consists of a money market mutual fund, a bank money market account and certificates of deposits was $101.7 million as of April 30, 2013, and approximates fair value based on quoted market prices, which are Level 1 inputs.

        In conjunction with entering into term loans and revolving lines of credit, as disclosed in note 6, we issued warrants to purchase shares of our redeemable, convertible preferred stock. At January 31, 2012 and 2013, the warrants are reported as liabilities at their estimated fair value as determined using the Black-Scholes pricing model (based on Level 3 inputs). Changes in fair value are reflected in the consolidated statements of operations as interest expense.

Concentration of Credit Risk and Significant Customers

  (y) Concentration of Credit Risk and Significant Customers

        Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. At January 31, 2013 we had $12.5 million in certificates of deposits at various financial institutions all of which are fully insured by the Federal Deposit Insurance Corporation. At April 30, 2013, we had $8.5 million in certificates of deposits at various financial institutions, all of which are fully insured by the Federal Deposit Insurance Corporation, and approximately $88.4 million held in a money market mutual fund that invests primarily in short-term United States Treasury securities. Primarily all of the remaining amount of cash and cash equivalents were held in demand deposits or money market funds at one financial institution that we believe to be creditworthy. We perform ongoing evaluations of our customers' financial condition and do not require any collateral to support receivables. At January 31, 2012 and 2013, no customer accounted for more than 10% of accounts receivable. During the fiscal years ended January 31, 2011, 2012 and 2013, no customer represented more than 10% of revenue. At April 30, 2013 one customer with a balance of approximately $1.2 million represented 10.3% of accounts receivable. During the three months ended April 30, 2012 and 2013, no customer represented more than 10% of revenue.

Recent Accounting Pronouncements

  (z) Recent Accounting Pronouncements

        Under the Jumpstart Our Business Startups Act (JOBS Act), we believe we meet the definition of an emerging growth company. We have irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

        In June 2011, the Financial Accounting Standards Board (FASB) issued an amendment to the accounting guidance for presentation of comprehensive income. The amended guidance provides companies with two options for presenting comprehensive income. Companies can present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In December 2011, the FASB further amended this guidance to defer the effective date for the reclassifications of items out of accumulated other comprehensive income. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011, and shall be applied retrospectively. We adopted the guidance effective February 1, 2012, and have presented a separate statement of comprehensive income for all periods presented. As the new guidance relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, the adoption of this standard did not have a material impact on our financial position or results of operations.

        In May 2011, the FASB amended the accounting guidance for fair value to develop common requirements between GAAP and International Financial Reporting Standards. The amendments clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements and in some instances change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. Notable changes under the amended guidance include: (i) application of the highest and best use and valuation premise concepts solely for nonfinancial assets and liabilities; (ii) measuring the fair value of an instrument classified in a reporting entity's stockholders' equity; and (iii) disclosing quantitative information about unobservable inputs used in the fair value measurement within Level 3 of the fair value hierarchy. For public entities, the amendment is effective for interim and annual periods beginning after December 15, 2011. We adopted the guidance effective February 1, 2012. The adoption of this standard did not have a material impact on our financial position or results of operations.

        In February 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-02 - Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income to improve the reporting of reclassifications out of accumulated other comprehensive income. This update requires the effect of significant reclassifications out of accumulated other comprehensive income be shown on the respective line items in net income only if the amount reclassified is required to be reclassified to net income under GAAP. If the reclassification to net income is not required under GAAP, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This update was effective for fiscal periods beginning after December 15, 2012. The adoption of this update did not have a material impact on our condensed consolidated financial statements.